Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of March 2012

Collection Period Start	21-Mar-12	Distribution Date	16-Apr-12
Collection Period End	31-Mar-12	30/360 Days	24
Beg. of Interest Period	21-Mar-12	Actual/360 Days	26
End of Interest Period	16-Apr-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,338,405,600.85	1,338,405,600.85	1,315,211,390.36	0.9826703
Total Securities		1,338,405,600.85	1,338,405,600.85	1,315,211,390.36	0.9826703
Class A-1 Notes	0.343780%	170,000,000.00	170,000,000.00	146,805,789.51	0.8635635
Class A-2a Notes	0.680000%	150,000,000.00	150,000,000.00	150,000,000.00	1.0000000
Class A-2b Notes	0.401750%	350,000,000.00	350,000,000.00	350,000,000.00	1.0000000
Class A-3 Notes	0.980000%	380,000,000.00	380,000,000.00	380,000,000.00	1.0000000
Class A-4 Notes	1.130000%	60,870,000.00	60,870,000.00	60,870,000.00	1.0000000
Certificates	0.000000%	227,535,600.85	227,535,600.85	227,535,600.85	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	23,194,210.49	42,208.54	136.4365323	0.2482855
Class A-2a Notes	0.00	68,000.00	0.0000000	0.4533333
Class A-2b Notes	0.00	101,553.47	0.0000000	0.2901528
Class A-3 Notes	0.00	248,266.67	0.0000000	0.6533333
Class A-4 Notes	0.00	45,855.40	0.0000000	0.7533333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	23,194,210.49	505,884.08

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				16,854,301.82
Monthly Interest				6,282,291.27
Total Monthly Payments				23,136,593.09

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				1,349,320.66
Aggregate Sales Proceeds Advance				925,492.49
Total Advances				2,274,813.15

Vehicle Disposition Proceeds:
Reallocation Payments				389,356.07
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,453,399.82
Excess Wear and Tear and Excess Mileage				0.00
Remaining Payoffs				0.00
Net Insurance Proceeds				750,655.61
Residual Value Surplus				18,990.14
Total Collections				34,023,807.88

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	343,145.07			19
Involuntary Repossession	-			-
Voluntary Repossession	46,211.00			2
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		744,634.74		34
Customer Payoff			50,101.38	2
Grounding Dealer Payoff			5,572,322.85	225
Dealer Purchase			1,722,107.14	61
Total	389,356.07	744,634.74	7,344,531.37	343

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of March 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	63,835	1,608,957,901.25	7.00000%	1,338,405,600.85
Total Depreciation Received		(18,091,181.44)		(15,011,240.56)
Principal Amount of Gross Losses	(40)	(960,392.62)		(803,102.59)
Repurchase / Reallocation	-	-		-
Early Terminations	(4)	(101,867.32)		(82,565.07)
Scheduled Terminations	(353)	(8,620,482.98)		(7,297,302.27)
Pool Balance - End of Period	63,438	1,581,183,976.89		1,315,211,390.36

Remaining Pool Balance
Lease Payment				535,578,170.48
Residual Value				779,633,219.88
Total				1,315,211,390.36

III. DISTRIBUTIONS

Total Collections					34,023,807.88
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					34,023,807.88

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					0.00
3. Reimbursement of Sales Proceeds Advance					0.00
4. Servicing Fee:
Servicing Fee Due					1,115,338.00
Servicing Fee Paid					1,115,338.00
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,115,338.00

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					42,208.54

Class A-1 Notes Monthly Interest Paid					42,208.54
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					68,000.00

Class A-2 Notes Monthly Interest Paid					68,000.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					101,553.47

Class A-2 Notes Monthly Interest Paid					101,553.47
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					248,266.67

Class A-3 Notes Monthly Interest Paid					248,266.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of March 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	45,855.40

Class A-4 Notes Monthly Interest Paid	45,855.40
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	505,884.08
Total Note and Certificate Monthly Interest Paid	505,884.08
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	32,402,585.80

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	23,194,210.49

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	23,194,210.49
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	9,208,375.31

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of March 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		6,692,028.00
Required Reserve Account Amount		20,076,084.01
Beginning Reserve Account Balance		6,692,028.00
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		6,692,028.00
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		9,208,375.31
Gross Reserve Account Balance		15,900,403.31
Remaining Available Collections Released to Seller		0.00
Total Ending Reserve Account Balance		15,900,403.31

V. POOL STATISTICS

Weighted Average Remaining Maturity		25.41
Monthly Prepayment Speed		72%
Lifetime Prepayment Speed		72%

	$	units
Recoveries of Defaulted and Casualty Receivables	796,867.31
Securitization Value of Defaulted Receivables and Casualty Receivables	803,102.59	40
Aggregate Defaulted and Casualty Gain (Loss)	(6,235.28)
Pool Balance at Beginning of Collection Period	1,338,405,600.85
Net Loss Ratio	-0.0005%

Cumulative Net Losses for all Periods	0.0005%	6,235.28

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,806,137.81	144
61-90 Days Delinquent	0.00	0
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	2,806,137.81	144
60+ Days Delinquencies as Percentage of Receivables	0.00%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	343,145.07	18
Securitization Value	347,279.04
Aggregate Residual Gain (Loss)	(4,133.97)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	343,145.07	18
Cumulative Securitization Value	347,279.04
Cumulative Residual Gain (Loss)	(4,133.97)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		0.00
Reimbursement of Outstanding Advance		0.00
Additional Advances for current period		925,492.49
Ending Balance of Residual Advance		925,492.49

Beginning Balance of Payment Advance		0.00
Reimbursement of Outstanding Payment Advance		0.00
Additional Payment Advances for current period		1,349,320.66
Ending Balance of Payment Advance		1,349,320.66

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-A
Monthly Servicer's Report
for the month of March 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No